STOCKHOLDERS’ EQUITY	12 Months Ended
May 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 12 – STOCKHOLDERS’ EQUITY

The Company’s authorized capital stock consists of 250,000,000 shares of common stock, par value $0.0001 per share and 20,000,000 shares of preferred stock, par value $0.001 per share. The Company had 50,128,972 and 32,582,944 shares of common stock issued and outstanding as of May 31, 2018 and 2017, respectively.

The Company recorded imputed interest of $1,076 and $1,075 during the year ended May 31, 2018 and 2017 on related party payables due to a director and officer of the Company.

Common Stock

Year ended May 31, 2018:

Stock Issued for Services

On July 13, 2017, the Company issued 24,000 shares of common stock to a consultant in exchange for a $6,000 accrued liability for services previously provided.  This resulted in a gain on the settlement of accounts payable in the amount of $3,480.

On March 2, 2018, the Company issued 350,000 shares of common stock to a consultant pursuant to the terms of a consulting agreement.  The shares issued for services were valued on the date of grant at $261,800.

On February 8, 2018, the Company agreed to issue 31,250 shares of common stock to a consultant. The shares were valued at $25,313, and are recorded on the balance sheet as stock payable. These shares have not been issued as of May 31, 2018.

During the year ended May 31, 2018, the Company agreed to issue 600,000 shares of common stock to an officer. These shares were valued at $213,321, and are recorded on the balance sheet as stock payable. These shares have not been issued as of May 31, 2018.

Stock Issued upon Note Conversion

On March 12, 2018, pursuant to the Omnibus Loan Agreement, related party convertible noteholders converted principal and interest in the aggregate amount of $1,421,356 and $197,090, respectively, into a total of 5,179,028 shares of common stock.

Stock Issued for Note Exchange

On September 20, 2017, the Company entered into an Exchange Agreement, whereby it agreed to exchange the April 2015 Note for 1,500,000 shares of its common stock valued at $510,000. The holder of the April 2015 Note had previously sold it for $105,219, which represented the balance due by the Company, to StarForce Media, Inc., an entity that is not affiliated with the Company.  The Company recognized a loss on this exchange in the amount of $404,082, which was charged to operations during the year ended May 31, 2018.

On September 25, 2017, the Company entered into an Exchange Agreement, whereby it agreed to exchange the 8% Note for 4,500,000 shares of its common stock valued at $1,844,035. The Company recognized a loss on this exchange in the amount of $989,032, which was charged to operations during the year ended May 31, 2018.

Stock Issued with Note

On November 15, 2017, the Company issued 250,000 shares of restricted Common Stock, valued at $95,000, as a commitment fee to a convertible note holder.

Stock Issued in Offering

On December 7, 2017, the Company commenced a private offering of its securities, the terms of which were amended on January 17, 2018 (the “WestPark Offering”).  The Company offered for sale a minimum of 800,000 units and a maximum of 4,000,000 units at a price of $1.25 per unit.  Each unit consisted of four shares of common stock and one warrant to purchase common stock at $0.75 per share.

On February 7, 2018, the Company received gross proceeds of $1,087,500 from the WestPark Offering, of which $146,975 were expenses, resulting in net proceeds of $940,525, from the sale of 870,000 units.

On February 21, 2018, the Company received additional gross proceeds of $100,000 from the WestPark Offering, of which $28,100 were expenses, resulting in net proceeds of $71,900, from the sale of 80,000 units.

On February 28, 2018, the Company received additional gross proceeds of $81,250 from the WestPark Offering, of which $12,148 were expenses, resulting in net proceeds of $69,102, from the sale of 65,000 units.

On March 29, 2018, the Company received additional gross proceeds of $441,563 from the WestPark Offering, of which $62,172 were expenses, resulting in net proceeds of $379,390, from the sale of 353,250 units.

During the year ended May 31, 2018, the Company incurred offering costs of $249,397. The offering costs were charged to additional paid in capital during the year ended May 31, 2018.

Additional Paid-in-Capital

During the year ended May 31, 2018, the Company recorded a discounts on convertible notes payable relating to the beneficial conversion feature in the amount of $1,758,741.

During the year ended May 31, 2018, the Company recorded a settlement of derivative liabilities in the amount of $442,775.

Year ended May 31, 2017:

Stock Issued for Services

In May 2017, the Company agreed to issue 25,000 shares of common stock with a fair value of $3,250 to a service provider. At May 31, 2017, these shares had not been issued, and the amount of $3,250 is included in stock payable on the Company’s balance sheet.

Additional Paid-in-Capital

In March 2017, the Company entered into a modification agreement regarding the 8% Promissory Note due to Old Main, and the derivative liability in the amount of $70,143 related to the conversion feature of this note was charged to additional paid-in capital.

In May 2017, the Company paid the 10% Notes due to Old Main, and the derivative liability in the amount of $145,268 related to the conversion feature of this note was charged to additional paid-in capital.

Stock Issued upon Note Conversions

From December 21, 2016, through March 14, 2017, Old Main, holder of the 2016 Convertible Notes, converted an aggregate of $137,500 of principal, in eight transactions, into 1,685,981 shares of common stock.  As a result of the conversions, the Company charged the amount $143,325 to additional paid-in capital related to settlement of derivative liability.  See note 10.

On May 31, 2017, pursuant to the Omnibus Loan Agreement, four related party convertible noteholders converted principal and interest in the aggregate amount of $2,537,750 and $166,490, respectively, into a total of 10,816,960 shares of common stock.  As a result of the conversions, the Company charged the amount $951,239 to loss on modification of debt.

Warrants

On November 15, 2017, in connection with the Company’s sale of a convertible debenture, the Company issued FirstFire Global Opportunities Fund, LLC (“FirstFire”) a three-year common stock purchase warrant to purchase 350,000 shares of the Company’s common stock at an initial exercise price of $0.75 per share.  These warrants were valued at $123,950 and were charged to operations during the twelve months ended May 31, 2018.

On February 9, 2018, in connection with the Company’s sale of a convertible debenture, the Company issued Darling Capital, LLC (“Darling”) a three-year common stock purchase warrant to purchase 400,000 shares of the Company’s common stock at an initial exercise price of $0.75 per share.  These warrants were valued at $313,128 and were charged to operations during the twelve months ended May 31, 2018.

On February 16, 2018, in connection with the Company’s sale of a convertible debenture, the Company issued Efrat Investments, LLC (“Efrat”) a three-year common stock purchase warrant to purchase 40,000 shares of the Company’s common stock at an initial exercise price of $0.75 per share.  These warrants were valued at $32,076 and were charged to operations during the twelve months ended May 31, 2018.

On February 26, 2018, in connection with the Company’s sale of a convertible debenture, the Company issued David Lamadrid a three-year common stock purchase warrant to purchase 25,000 shares of the Company’s common stock at an initial exercise price of $0.75 per share.  These warrants were valued at $18,794 and were charged to operations during the twelve months ended May 31, 2018.

On March 2, 2018, the Company issued three-year common stock purchase warrants to purchase an aggregate of 412,500 shares of the Company’s common stock at an exercise price of $0.75 per share to consultants.  These warrants were value at $294,173 and were changed to operations during the twelve months ended May 31, 2018.

On March 29, 2018, the Company issued three-year common stock purchase warrants to purchase an aggregate of 353,250 shares of the Company’s common stock at an exercise price of $0.75 per share, to investors in the WestPark Offering.

On May 9, 2018, in connection with the Amendment to the FirstFire Note, the Company amended the FirstFire three-year common stock purchase warrant to provide that the holder could purchase an additional 25,000 shares of the Company’s common stock at an initial exercise price of $0.75 per share.  These additional warrants were valued to $15,977 and were charge to operations during the twelve months ended May 31, 2018.

On May 14, 2018, in connections with the Company’s sale of a convertible debenture, the Company issued YA II PN, Ltd. a five-year common stock purchase warrant to purchase 1,875,000 shares of the Company’s common stock at an initial exercise price of $0.60 per share.  These warrants were valued at $1,300,545 and were charged to operations during the twelve months ended May 31, 2018.

As of May 31, 2018, the Company was obligated to issue a five-year warrant to purchase 205,238 of the Company’s units at an exercise price of $1.25 per unit (the “Unit Warrants”) to WestPark Capital, Inc., the placement agent for the WestPark Offering.  Each unit consists of four shares of common stock and one warrant to purchase a share of common stock for $0.75 per share.  The Unit Warrants are part of the placement agent’s compensation pursuant to the placement agent agreement.  The Unit Warrant were valued at $503,655, which amount was charged to operations during the twelve months ended May 31, 2018.

The following table summarizes the significant terms of warrants outstanding at May 31, 2018. These warrants were granted as part of financing agreements. This table includes the 205,238 Unit Warrants:

		Weighted	Weighted		Weighted
		average	average		average
Range of	Number of	remaining	exercise		exercise
exercise	warrants	contractual	price of	Number of	price of
Prices	Outstanding	life (years)	outstanding Warrants	warrants Exercisable	exercisable Warrants
$0.75	2,825,988	3.33	$0.75	2,825,988	$0.75
0.60	1,875,000	4.96	0.60	1,875,000	0.60
	4,700,988	3.98	0.69	4,700,988	0.69

Transactions involving warrants are summarized as follows:

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at May 31, 2017	-	$-
Granted	4,700,988	$0.69
Exercised	-	$-
Cancelled / Expired	-	$-
Warrants outstanding at May 31, 2018	4,700,988	$0.69